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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for ten of its series, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the quarter ended April 30, 2010. These series have July 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.4%
Autoliv, Inc. *	9,654	$528,557

Automobiles 1.0%
Ford Motor Co. *	104,035	1,354,536

Diversified Consumer Services 0.3%
ITT Educational Services, Inc. *	3,987	403,205

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	8,472	353,282

Household Durables 0.7%
Whirlpool Corp.	9,119	992,786

Leisure Equipment & Products 0.6%
Eastman Kodak Co. *	65,173	398,859
Mattel, Inc.	17,486	406,504

		805,363

Media 4.5%
Comcast Corp., Class A	119,592	2,360,746
DISH Network Corp., Class A	20,101	445,237
Gannett Co., Inc.	46,215	786,579
Time Warner Cable, Inc.	11,937	671,456
Time Warner, Inc.	42,496	1,405,768
Walt Disney Co.	14,852	547,148

		6,216,934

Multiline Retail 1.9%
Big Lots, Inc. *	10,965	418,863
Dollar Tree, Inc. *	5,670	344,282
Macy’s, Inc.	44,784	1,038,989
Target Corp.	15,068	856,917

		2,659,051

Specialty Retail 1.3%
AutoZone, Inc. *	1,892	350,039
Best Buy Co., Inc.	12,223	557,369
Home Depot, Inc.	7,702	274,450
Ross Stores, Inc.	10,527	589,512

		1,771,370

Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc. *	11,682	337,860

CONSUMER STAPLES 4.9%
Food & Staples Retailing 1.6%
CVS Caremark Corp.	14,005	517,205
Kroger Co.	11,425	253,978
Safeway, Inc.	34,256	808,441
Wal-Mart Stores, Inc.	11,664	625,774

		2,205,398

Food Products 2.4%
Archer Daniels Midland Co.	33,701	941,606
ConAgra Foods, Inc.	18,570	454,408
Del Monte Foods Co.	38,868	580,688
Sara Lee Corp.	47,082	669,506
Tyson Foods, Inc., Class A	36,419	713,448

		3,359,656

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.3%
Procter & Gamble Co.	7,427	$461,662

Personal Products 0.3%
Estee Lauder Cos., Class A	6,903	455,046

Tobacco 0.3%
Philip Morris International, Inc.	7,503	368,247

ENERGY 17.5%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. *	10,095	367,559
National Oilwell Varco, Inc.	28,286	1,245,432
Noble Corp.	7,876	311,023
Oil States International, Inc.	9,421	454,745
Rowan Cos, Inc. *	23,537	701,403

		3,080,162

Oil, Gas & Consumable Fuels 15.3%
Apache Corp.	16,831	1,712,723
Chesapeake Energy Corp.	18,793	447,273
Chevron Corp.	57,599	4,690,862
Cimarex Energy Co.	3,371	228,696
Concho Resources, Inc.	9,436	531,836
ConocoPhillips	51,558	3,051,718
El Paso Corp.	102,886	1,244,921
Exxon Mobil Corp.	86,704	5,882,866
Marathon Oil Corp.	34,166	1,098,437
Occidental Petroleum Corp.	6,442	571,148
Peabody Energy Corp.	8,648	404,035
Whiting Petroleum Corp. *	6,040	545,593
XTO Energy, Inc.	13,377	635,675

		21,045,783

FINANCIALS 25.3%
Capital Markets 3.7%
Ameriprise Financial, Inc.	17,595	815,704
Bank of New York Mellon Corp.	24,408	759,821
Goldman Sachs Group, Inc.	16,847	2,446,185
Morgan Stanley	34,538	1,043,738

		5,065,448

Commercial Banks 4.8%
BB&T Corp.	13,849	460,341
PNC Financial Services Group, Inc.	22,409	1,506,109
U.S. Bancorp	22,958	614,586
Wells Fargo & Co. °	122,469	4,054,948

		6,635,984

Consumer Finance 1.6%
American Express Co.	14,007	646,003
Capital One Financial Corp.	18,604	807,599
SLM Corp. *	62,145	760,655

		2,214,257

Diversified Financial Services 7.1%
Bank of America Corp.	188,939	3,368,782
Citigroup, Inc. *	341,730	1,493,360
JPMorgan Chase & Co.	108,180	4,606,305
NASDAQ OMX Group, Inc. *	15,153	318,213

		9,786,660

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.1%
ACE, Ltd.	13,665	$726,841
Allied World Assurance Co. Holdings, Ltd.	6,914	301,243
Aspen Insurance Holdings, Ltd.	15,582	420,402
Assurant, Inc.	10,432	380,038
Axis Capital Holdings, Ltd.	7,850	244,685
Chubb Corp.	13,538	715,754
CNA Financial Corp.	12,328	349,505
Endurance Specialty Holdings, Ltd.	9,241	340,531
Lincoln National Corp.	13,152	408,178
MetLife, Inc.	13,285	605,530
Prudential Financial, Inc.	8,345	530,408
Reinsurance Group of America, Inc.	14,210	733,662
Travelers Companies, Inc.	24,903	1,263,578

		7,020,355

Real Estate Investment Trusts (REITs) 2.5%
Annaly Capital Management, Inc.	48,083	815,007
Hospitality Properties Trust	25,980	688,210
Host Hotels & Resorts, Inc.	33,302	541,491
HRPT Properties Trust	82,302	645,248
Liberty Property Trust	8,121	276,410
Simon Property Group, Inc.	5,843	520,144

		3,486,510

Thrifts & Mortgage Finance 0.5%
Hudson City Bancorp, Inc.	23,727	315,569
New York Community Bancorp, Inc.	24,614	408,937

		724,506

HEALTH CARE 7.8%
Biotechnology 0.2%
Gilead Sciences, Inc. *	6,554	259,997

Health Care Providers & Services 2.2%
Health Net, Inc. *	17,512	385,614
Humana, Inc. *	9,985	456,514
McKesson Corp.	9,807	635,592
UnitedHealth Group, Inc.	22,776	690,341
WellPoint, Inc. *	17,345	933,161

		3,101,222

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. *	11,208	619,578

Pharmaceuticals 4.9%
Eli Lilly & Co.	30,749	1,075,293
Forest Laboratories, Inc. *	25,902	706,089
Johnson & Johnson	18,644	1,198,809
Merck & Co., Inc.	23,601	826,979
Mylan, Inc. *	19,410	427,602
Pfizer, Inc.	151,675	2,536,006

		6,770,778

INDUSTRIALS 11.3%
Aerospace & Defense 3.0%
General Dynamics Corp.	19,988	1,526,284
L-3 Communications Holdings, Inc.	11,177	1,045,832
Northrop Grumman Corp.	23,755	1,611,301

		4,183,417

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.2%
FedEx Corp.	17,967	$1,617,209

Airlines 0.4%
Continental Airlines, Inc., Class B *	22,423	501,154

Building Products 0.4%
Owens Corning, Inc. *	14,891	517,909

Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	27,177	584,034

Construction & Engineering 0.7%
Shaw Group, Inc. *	12,715	486,730
URS Corp. *	9,630	494,501

		981,231

Industrial Conglomerates 3.7%
General Electric Co.	239,282	4,512,859
Tyco International, Ltd.	15,575	604,154

		5,117,013

Machinery 1.5%
Caterpillar, Inc.	6,001	408,608
Eaton Corp.	8,029	619,518
Oshkosh Corp. *	12,074	466,298
Timken Co.	16,508	580,751

		2,075,175

INFORMATION TECHNOLOGY 5.0%
Computers & Peripherals 1.5%
International Business Machines Corp.	5,689	733,881
Seagate Technology, Inc. *	38,679	710,533
Western Digital Corp. *	16,648	684,067

		2,128,481

Electronic Equipment, Instruments & Components 0.7%
Flextronics International, Ltd. *	38,696	299,894
Ingram Micro, Inc., Class A *	19,732	358,333
Vishay Intertechnology, Inc. *	34,325	357,323

		1,015,550

IT Services 0.6%
Computer Sciences Corp. *	17,092	895,450

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	64,905	1,481,781
Micron Technology, Inc. *	26,211	245,073
Texas Instruments, Inc.	10,914	283,873

		2,010,727

Software 0.7%
Microsoft Corp.	13,067	399,066
Symantec Corp. *	31,745	532,364

		931,430

MATERIALS 4.6%
Chemicals 2.8%
Ashland, Inc.	16,048	955,819
Cabot Corp.	11,207	364,676
Eastman Chemical Co.	15,750	1,053,990
Lubrizol Corp.	11,646	1,052,099
Nalco Holding Co.	18,977	469,301

		3,895,885

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	5,986	$452,123
Reliance Steel & Aluminum Co.	9,329	455,348

		907,471

Paper & Forest Products 1.1%
International Paper Co.	42,679	1,141,237
MeadWestvaco Corp.	16,085	437,029

		1,578,266

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 4.3%
AT&T, Inc.	158,133	4,120,946
Qwest Communications International, Inc.	107,556	562,518
Verizon Communications, Inc.	41,774	1,206,851

		5,890,315

UTILITIES 5.5%
Electric Utilities 2.6%
Edison International	14,172	487,092
Entergy Corp.	4,946	402,060
FirstEnergy Corp.	22,984	870,404
Mirant Corp. *	57,052	665,226
Pinnacle West Capital Corp.	15,588	582,056
PPL Corp.	22,092	546,998

		3,553,836

Gas Utilities 0.2%
Energen Corp.	6,916	339,145

Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	13,183	466,019

Multi-Utilities 2.4%
CMS Energy Corp.	42,085	684,302
DTE Energy Co.	11,544	556,074
Integrys Energy Group, Inc.	14,270	707,935
NiSource, Inc.	56,326	918,114
Public Service Enterprise Group, Inc.	13,836	444,551

		3,310,976

Total Common Stocks (cost $124,610,985)		134,584,886

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.1%
U.S. TREASURY OBLIGATION 0.4%
U.S. Treasury Bill, 0.01%, 06/17/2010 ß ƒ	$500,000	499,906

	Shares	Value

MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø	984,873	984,873

Total Short-Term Investments (cost $1,484,696)		1,484,779

Total Investments (cost $126,095,681) 98.5%		136,069,665
Other Assets and Liabilities 1.5%		2,066,481

Net Assets 100.0%		$138,136,146

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At April 30, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $4,239,458 and earned $21,346 of income for the period from August 1, 2009 to April 30, 2010.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

During the nine months ended April 30, 2010, the Fund entered into futures contracts for speculative purposes.

At April 30, 2010, the Fund had long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2010	Gain (Loss)

June 2010	11 S&P 500 Index Futures	3,188,733	$3,254,350	$65,617

The Fund had an average contract amount of $2,666,454 in futures contracts during the nine months ended April 30, 2010.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $127,445,489. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,621,108 and $6,996,932, respectively, with a net unrealized appreciation of $8,624,176.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$134,584,886	$0	$0	$134,584,886
U.S. Treasury obligations	0	499,906	0	499,906
Short-term investments	984,873	0	0	984,873

	$135,569,759	$499,906	$0	$136,069,665

6

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures contracts	$65,617	$0	$0	$65,617

7

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 10.9%
Automobiles 0.8%
Ford Motor Co. *	471,901	$6,144,151

Diversified Consumer Services 0.4%
ITT Educational Services, Inc. *	31,864	3,222,406

Hotels, Restaurants & Leisure 1.1%
Carnival Corp. *	85,167	3,551,464
McDonald’s Corp.	40,030	2,825,718
Starbucks Corp. *	59,786	1,553,240

		7,930,422

Household Durables 0.7%
Whirlpool Corp.	44,360	4,829,473

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	21,384	2,930,891

Leisure Equipment & Products 0.5%
Eastman Kodak Co. * ρ	233,357	1,428,145
Mattel, Inc.	108,473	2,521,715

		3,949,860

Media 2.4%
Comcast Corp., Class A	445,238	8,788,998
DISH Network Corp., Class A	104,117	2,306,192
Gannett Co., Inc.	163,320	2,779,706
Time Warner, Inc.	104,242	3,448,325

		17,323,221

Multiline Retail 2.1%
Big Lots, Inc. *	45,673	1,744,709
Dollar Tree, Inc. *	27,628	1,677,572
Macy’s, Inc.	205,804	4,774,653
Target Corp.	119,439	6,792,496

		14,989,430

Specialty Retail 2.0%
AutoZone, Inc. *	21,648	4,005,097
Best Buy Co., Inc.	103,493	4,719,281
Ross Stores, Inc.	72,953	4,085,368
TJX Cos.	42,054	1,948,782

		14,758,528

Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	45,350	3,442,519

CONSUMER STAPLES 10.2%
Beverages 1.1%
Coca-Cola Co.	70,231	3,753,847
Dr. Pepper Snapple Group, Inc. *	88,713	2,903,577
PepsiCo, Inc.	28,593	1,864,835

		8,522,259

Food & Staples Retailing 3.3%
CVS Caremark Corp.	185,446	6,848,521
Kroger Co.	119,733	2,661,664
Safeway, Inc.	61,601	1,453,784
Wal-Mart Stores, Inc.	241,069	12,933,352

		23,897,321

Food Products 2.4%
Archer Daniels Midland Co.	174,601	4,878,352
ConAgra Foods, Inc.	107,290	2,625,386

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Del Monte Foods Co.	183,087	$2,735,320
Sara Lee Corp.	228,680	3,251,830
Tyson Foods, Inc., Class A	197,168	3,862,521

		17,353,409

Household Products 2.0%
Kimberly-Clark Corp.	62,398	3,822,501
Procter & Gamble Co.	173,080	10,758,653

		14,581,154

Tobacco 1.4%
Philip Morris International, Inc.	210,587	10,335,610

ENERGY 10.9%
Energy Equipment & Services 1.5%
Atwood Oceanics, Inc. *	36,388	1,324,887
National Oilwell Varco, Inc.	122,494	5,393,411
Rowan Cos, Inc. *	140,191	4,177,692

		10,895,990

Oil, Gas & Consumable Fuels 9.4%
Apache Corp.	54,935	5,590,186
Chevron Corp.	185,090	15,073,729
ConocoPhillips	187,531	11,099,960
El Paso Corp.	417,540	5,052,234
Exxon Mobil Corp.	353,315	23,972,423
Marathon Oil Corp.	115,594	3,716,347
Peabody Energy Corp.	33,942	1,585,770
Whiting Petroleum Corp. *	25,675	2,329,577

		68,420,226

FINANCIALS 16.1%
Capital Markets 2.4%
Ameriprise Financial, Inc.	82,162	3,809,030
Goldman Sachs Group, Inc.	63,312	9,192,902
Morgan Stanley	144,907	4,379,090

		17,381,022

Commercial Banks 3.1%
Fifth Third Bancorp	129,686	1,957,882
PNC Financial Services Group, Inc.	89,070	5,986,395
Wells Fargo & Co. °	449,933	14,897,282

		22,841,559

Consumer Finance 0.9%
American Express Co.	73,175	3,374,831
SLM Corp. *	243,602	2,981,688

		6,356,519

Diversified Financial Services 3.8%
Bank of America Corp.	459,452	8,192,029
Citigroup, Inc. *	793,003	3,465,423
JPMorgan Chase & Co.	377,124	16,057,940

		27,715,392

Insurance 4.8%
ACE, Ltd.	77,560	4,125,416
Allied World Assurance Co. Holdings, Ltd.	32,175	1,401,865
Aspen Insurance Holdings, Ltd.	73,859	1,992,716
Axis Capital Holdings, Ltd.	42,362	1,320,424

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Berkshire Hathaway, Inc., Class B *	41,764	$3,215,828
Chubb Corp.	46,478	2,457,292
Lincoln National Corp.	91,862	2,850,974
MetLife, Inc.	131,981	6,015,694
Prudential Financial, Inc.	31,406	1,996,165
Reinsurance Group of America, Inc.	44,392	2,291,959
Travelers Companies, Inc.	139,453	7,075,845

		34,744,178

Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management, Inc.	77,700	1,317,015
HRPT Properties Trust	234,820	1,840,989
Simon Property Group, Inc.	21,106	1,878,856

		5,036,860

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	235,876	3,137,151

HEALTH CARE 11.7%
Biotechnology 1.8%
Amgen, Inc. *	136,746	7,843,750
Biogen Idec, Inc. *	51,160	2,724,270
Gilead Sciences, Inc. *	56,328	2,234,532

		12,802,552

Health Care Equipment & Supplies 1.4%
Becton, Dickinson & Co.	22,270	1,700,760
Medtronic, Inc.	122,050	5,332,365
St. Jude Medical, Inc. *	74,430	3,038,076

		10,071,201

Health Care Providers & Services 2.6%
Health Net, Inc. *	73,754	1,624,063
Humana, Inc. *	55,618	2,542,855
McKesson Corp.	49,995	3,240,176
UnitedHealth Group, Inc.	184,206	5,583,284
WellPoint, Inc. *	108,342	5,828,799

		18,819,177

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. *	65,085	3,597,899

Pharmaceuticals 5.4%
Abbott Laboratories	69,715	3,566,619
Eli Lilly & Co.	193,478	6,765,926
Forest Laboratories, Inc. *	45,191	1,231,907
Johnson & Johnson	241,507	15,528,900
Merck & Co., Inc.	124,915	4,377,022
Mylan, Inc. * ρ	111,883	2,464,782
Pfizer, Inc.	346,889	5,799,984

		39,735,140

INDUSTRIALS 10.3%
Aerospace & Defense 4.2%
General Dynamics Corp.	86,537	6,607,965
L-3 Communications Holdings, Inc.	52,524	4,914,671
Lockheed Martin Corp.	34,763	2,951,031
Northrop Grumman Corp.	113,192	7,677,813
Raytheon Co.	73,580	4,289,714
United Technologies Corp.	57,707	4,325,140

		30,766,334

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.4%
FedEx Corp.	66,853	$6,017,438
United Parcel Service, Inc., Class B	57,326	3,963,520

		9,980,958

Airlines 1.0%
Continental Airlines, Inc., Class B * ρ	132,021	2,950,670
Delta Air Lines, Inc. *	145,550	1,758,244
Southwest Airlines Co.	199,685	2,631,848

		7,340,762

Building Products 0.3%
Owens Corning, Inc. *	58,093	2,020,474

Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	76,947	1,653,591

Construction & Engineering 0.3%
URS Corp. *	42,740	2,194,699

Industrial Conglomerates 1.8%
General Electric Co.	599,280	11,302,421
Tyco International, Ltd.	58,937	2,286,166

		13,588,587

Machinery 1.1%
Eaton Corp.	38,945	3,038,255
Oshkosh Corp. *	51,559	1,991,209
Parker Hannifin Corp.	40,961	2,833,682

		7,863,146

INFORMATION TECHNOLOGY 19.0%
Communications Equipment 1.7%
Cisco Systems, Inc. *	293,401	7,898,355
Harris Corp.	38,735	1,994,078
QUALCOMM, Inc.	55,847	2,163,513

		12,055,946

Computers & Peripherals 6.4%
Apple, Inc. *	47,392	12,374,999
Hewlett-Packard Co.	210,049	10,916,246
International Business Machines Corp.	132,102	17,041,158
Seagate Technology, Inc. *	156,015	2,865,996
Western Digital Corp. *	79,256	3,256,629

		46,455,028

Electronic Equipment, Instruments & Components 1.1%
Avnet, Inc. *	93,906	3,002,175
Flextronics International, Ltd. *	230,739	1,788,227
Ingram Micro, Inc., Class A *	66,249	1,203,082
Jabil Circuit, Inc.	143,283	2,195,095

		8,188,579

Internet Software & Services 1.2%
Google, Inc., Class A *	17,385	9,134,774

IT Services 0.7%
Amdocs, Ltd. *	61,271	1,956,996
Computer Sciences Corp. *	59,352	3,109,451

		5,066,447

Office Electronics 0.3%
Xerox Corp.	186,905	2,037,265

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	203,633	$1,891,241
Intel Corp.	518,467	11,836,602
Micron Technology, Inc. *	140,336	1,312,142
Texas Instruments, Inc.	187,302	4,871,725

		19,911,710

Software 4.9%
Microsoft Corp.	679,279	20,745,181
Oracle Corp. *	452,425	11,690,662
Symantec Corp. *	215,060	3,606,556

		36,042,399

MATERIALS 3.6%
Chemicals 2.1%
Ashland, Inc.	48,203	2,870,971
Cabot Corp.	65,295	2,124,699
Eastman Chemical Co.	74,056	4,955,828
Lubrizol Corp.	60,616	5,476,049

		15,427,547

Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc. *	71,489	5,399,564

Paper & Forest Products 0.7%
International Paper Co.	192,397	5,144,696

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	547,356	14,264,097
Qwest Communications International, Inc.	264,697	1,384,365
Verizon Communications, Inc.	119,356	3,448,195

		19,096,657

UTILITIES 2.9%
Electric Utilities 1.6%
Edison International	51,956	1,785,728
Entergy Corp.	18,485	1,502,646
FirstEnergy Corp.	51,361	1,945,041
Mirant Corp. *	124,948	1,456,894
Pinnacle West Capital Corp.	69,013	2,576,945
PPL Corp.	81,110	2,008,283

		11,275,537

Multi-Utilities 1.3%
DTE Energy Co.	30,477	1,468,077
Integrys Energy Group, Inc.	37,848	1,877,640
NiSource, Inc.	248,817	4,055,717
Public Service Enterprise Group, Inc.	73,971	2,376,688

		9,778,122

Total Common Stocks (cost $513,088,602)		716,188,342

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.5%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.15%, 07/08/2010 ƒ ß	$500,000	499,861
0.13%, 06/03/2010 ƒ ß	1,000,000	999,888

		1,499,749

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 2.3%
BlackRock Liquidity TempFund, Institutional Class, 0.14% q ρρ	1,213,564	$1,213,564
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	14,375,512	14,375,512
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	1,199,293	1,199,293

Total Short-Term Investments (cost $18,288,061)		18,288,118

Total Investments (cost $531,376,663) 100.7%		734,476,460
Other Assets and Liabilities (0.7%)		(4,906,033)

Net Assets 100.0%		$729,570,427

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At April 30, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $16,009,576 and earned $74,696 of income for the period from August 1, 2009 to April 30, 2010.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

During the period from August 1, 2009 to April 30, 2010, the Fund entered into futures contracts for speculative purposes.

At April 30, 2010 the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2010	Unrealized Gain (Loss)

June 2010	50 S&P 500 Index	$14,817,303	$14,792,500	$(24,803)

The Fund had an average contract amount of $10,929,184 in futures contracts during the period from August 1, 2009 to April 30, 2010.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $533,819,462. The gross unrealized appreciation and depreciation on securities based on tax cost was $212,911,810 and $12,254,812, respectively, with a net unrealized appreciation of $200,656,998.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$716,188,342	$ 0	$0	$716,188,342
U.S. Treasury obligations	0	1,499,749	0	1,499,749
Short-term investments	16,788,369	0	0	16,788,369

	$734,476,460	$ 0	$0	$734,476,460

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other Financial Instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures contracts	$(24,803)	$0

			$0	$(24,803)

7

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 16.4%
Hotels, Restaurants & Leisure 3.4%
Carnival Corp. *	558,183	$23,276,231

Media 5.7%
Comcast Corp., Class A	417,404	8,239,555
Omnicom Group, Inc.	721,966	30,799,070

		39,038,625

Multiline Retail 1.2%
Target Corp.	138,627	7,883,717

Specialty Retail 3.7%
Home Depot, Inc.	714,335	25,180,309

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co., Class A *	760,724	16,355,566

CONSUMER STAPLES 12.3%
Beverages 4.2%
Coca-Cola Co.	118,446	6,330,939
Diageo plc	1,296,803	22,115,406

		28,446,345

Food & Staples Retailing 1.0%
Safeway, Inc.	310,130	7,319,068

Food Products 1.9%
McCormick & Co., Inc.	323,900	12,816,723

Household Products 3.3%
Clorox Co.	97,343	6,298,092
Procter & Gamble Co.	259,041	16,101,989

		22,400,081

Tobacco 1.9%
Philip Morris International, Inc.	263,205	12,918,102

ENERGY 10.3%
Oil, Gas & Consumable Fuels 10.3%
Chevron Corp.	220,100	17,924,944
ConocoPhillips	352,589	20,869,743
Exxon Mobil Corp.	220,824	14,982,908
Occidental Petroleum Corp.	180,445	15,998,254

		69,775,849

FINANCIALS 21.2%
Capital Markets 6.2%
AllianceBernstein Holding, LP ρ	310,718	9,753,438
Legg Mason, Inc.	649,800	20,592,162
State Street Corp.	270,661	11,773,753

		42,119,353

Commercial Banks 3.5%
U.S. Bancorp	483,130	12,933,390
Wells Fargo & Co. °	333,504	11,042,318

		23,975,708

Diversified Financial Services 7.1%
Bank of America Corp.	1,266,387	22,579,680
JPMorgan Chase & Co.	432,007	18,394,858
Moody’s Corp. ρ	293,518	7,255,765

		48,230,303

1

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.4%
Prudential Financial, Inc.	376,290	$23,916,992
Stewart Information Services Corp. ρ	485,967	5,530,305

		29,447,297

HEALTH CARE 15.2%
Biotechnology 2.7%
Amgen, Inc. *	320,895	18,406,537

Health Care Equipment & Supplies 2.3%
Medtronic, Inc.	350,377	15,307,971

Health Care Providers & Services 2.5%
WellPoint, Inc. *	320,696	17,253,445

Pharmaceuticals 7.7%
Merck & Co., Inc.	341,719	11,973,834
Novartis AG, ADR ρ	427,800	21,753,630
Pfizer, Inc.	1,096,520	18,333,814

		52,061,278

INDUSTRIALS 10.6%
Aerospace & Defense 1.0%
Boeing Co.	93,530	6,774,378

Air Freight & Logistics 2.9%
Expeditors International of Washington, Inc.	229,519	9,350,604
FedEx Corp.	113,364	10,203,894

		19,554,498

Commercial Services & Supplies 4.0%
Avery Dennison Corp.	484,150	18,896,374
Cintas Corp.	301,403	8,213,232

		27,109,606

Industrial Conglomerates 2.7%
General Electric Co.	973,217	18,354,873

INFORMATION TECHNOLOGY 10.8%
Communications Equipment 3.1%
Cisco Systems, Inc. *	352,893	9,499,880
QUALCOMM, Inc.	305,764	11,845,297

		21,345,177

Computers & Peripherals 1.7%
Dell, Inc. *	713,411	11,542,990

IT Services 1.6%
Automatic Data Processing, Inc.	242,100	10,497,456

Software 4.4%
Microsoft Corp.	629,744	19,232,382
Oracle Corp.	415,954	10,748,251

		29,980,633

UTILITIES 1.3%
Electric Utilities 1.3%
Entergy Corp.	107,360	8,727,294

Total Common Stocks (cost $653,464,125)		666,099,413

2

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

PRIVATE PLACEMENT 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Apollo Management, LP * + (cost $13,555,985)	605,421	$4,843,368

SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
BlackRock Liquidity TempFund, Institutional Class, 0.14% q ρρ	11,928,010	11,928,010
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	7,110,906	7,110,906
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	6,625,600	6,625,600
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	11,787,737	11,787,737

Total Short-Term Investments (cost $37,452,253)		37,452,253

Total Investments (cost $704,472,363) 104.3%		708,395,034
Other Assets and Liabilities (4.3%)		(29,437,945)

Net Assets 100.0%		$678,957,089

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At April 30, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $10,069,382 and earned $50,026 of income for the period from August 1, 2009 to April 30, 2010.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $704,511,999. The gross unrealized appreciation and depreciation on securities based on tax cost was $92,185,645 and $88,302,610, respectively, with a net unrealized appreciation of $3,883,035.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$666,099,413	$0	$0	$666,099,413
Other	0	4,843,368	0	4,843,368
Short-term investments	37,452,253	0	0	37,452,253

	$703,551,666	$4,843,368	$0	$708,395,034

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 16.4%
Hotels, Restaurants & Leisure 1.9%
Burger King Holdings, Inc.	691,205	$14,584,426

Internet & Catalog Retail 3.1%
Amazon.com, Inc. *	120,929	16,574,529
Blue Nile, Inc. * ρ	143,323	7,738,009

		24,312,538

Media 5.5%
CBS Corp., Class B	1,751,859	28,397,634
Omnicom Group, Inc.	328,803	14,026,736

		42,424,370

Specialty Retail 3.6%
Home Depot, Inc.	798,263	28,138,771

Textiles, Apparel & Luxury Goods 2.3%
Timberland Co., Class A *	831,927	17,886,430

CONSUMER STAPLES 10.0%
Beverages 2.2%
Diageo plc	595,373	10,153,366
PepsiCo, Inc.	110,884	7,231,854

		17,385,220

Food Products 2.1%
McCormick & Co., Inc.	407,811	16,137,081

Household Products 3.7%
Clorox Co.	165,710	10,721,437
Procter & Gamble Co.	293,219	18,226,493

		28,947,930

Tobacco 2.0%
Philip Morris International, Inc.	309,536	15,192,027

ENERGY 10.4%
Energy Equipment & Services 2.1%
Schlumberger, Ltd.	232,959	16,637,932

Oil, Gas & Consumable Fuels 8.3%
Apache Corp.	144,203	14,674,097
Chevron Corp.	143,214	11,663,348
ConocoPhillips	354,911	21,007,182
Exxon Mobil Corp.	248,714	16,875,245

		64,219,872

FINANCIALS 18.4%
Capital Markets 3.9%
Goldman Sachs Group, Inc.	102,297	14,853,524
State Street Corp.	141,328	6,147,768
T. Rowe Price Group, Inc.	155,476	8,941,425

		29,942,717

Commercial Banks 2.7%
Wells Fargo & Co. °	636,671	21,080,177

Consumer Finance 2.1%
American Express Co.	186,033	8,579,842
Visa, Inc., Class A	82,448	7,439,283

		16,019,125

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 7.2%
Bank of America Corp.	1,299,126	$23,163,417
JPMorgan Chase & Co.	480,619	20,464,757
Moody’s Corp. ρ	494,000	12,211,680

		55,839,854

Insurance 2.5%
Prudential Financial, Inc.	306,341	19,471,034

HEALTH CARE 14.0%
Biotechnology 1.9%
Amgen, Inc. *	257,236	14,755,057

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	259,020	11,316,584

Pharmaceuticals 10.6%
Johnson & Johnson	285,327	18,346,526
Merck & Co., Inc.	719,560	25,213,382
Novartis AG, ADR ρ	416,623	21,185,279
Pfizer, Inc.	1,052,423	17,596,513

		82,341,700

INDUSTRIALS 7.9%
Aerospace & Defense 2.1%
Boeing Co.	127,813	9,257,496
United Technologies Corp.	98,138	7,355,443

		16,612,939

Air Freight & Logistics 2.5%
Expeditors International of Washington, Inc.	217,054	8,842,780
United Parcel Service, Inc., Class B	146,310	10,115,873

		18,958,653

Industrial Conglomerates 3.3%
General Electric Co.	1,367,856	25,797,764

INFORMATION TECHNOLOGY 20.7%
Communications Equipment 7.3%
Cisco Systems, Inc. *	1,108,251	29,834,117
QUALCOMM, Inc.	697,431	27,018,477

		56,852,594

Internet Software & Services 5.1%
Ancestry.com, Inc. ρ *	618,178	12,134,834
Google, Inc., Class A *	51,699	27,164,723

		39,299,557

IT Services 0.8%
Automatic Data Processing, Inc.	151,476	6,567,999

Software 7.5%
FactSet Research Systems, Inc.	206,929	15,565,199
Microsoft Corp.	427,112	13,044,001
Nintendo Co., Ltd.	42,000	14,115,788
Oracle Corp.	585,780	15,136,555

		57,861,543

MATERIALS 1.6%
Chemicals 1.6%
Air Products & Chemicals, Inc.	155,160	11,913,185

Total Common Stocks (cost $616,568,193)		770,497,079

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

OTHER 0.4%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes ρρ + ☐ (cost $3,076,476)	$7,184,071	$2,900,928

	Shares	Value

PRIVATE PLACEMENT 0.6%
FINANCIALS 0.6%
Diversified Financial Services 0.6%
Apollo Management, LP * + (cost $13,746,559)	612,041	4,896,328

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
BlackRock Liquidity TempFund, Institutional Class, 0.14% ρρ q	9,844,986	9,844,986
Evergreen Institutional Money Market Fund, Class I, 0.02% ρρ q ø	5,868,588	5,868,588
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	1,858,537	1,858,537
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% ρρ q	9,729,209	9,729,209

Total Short-Term Investments (cost $27,301,320)		27,301,320

Total Investments (cost $660,692,548) 103.9%		805,595,655
Other Assets and Liabilities (3.9%)		(30,127,850)

Net Assets 100.0%		$775,467,805

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At April 30, 2010, the Fund owned shares of Wells Fargo & Co. with a cost basis of $15,272,729. The Fund earned $114,872 of income from Wells Fargo & Co. for the period from August 1, 2009 to April 30, 2010.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $662,213,747. The gross unrealized appreciation and depreciation on securities based on tax cost was $178,282,777 and $34,900,869, respectively, with a net unrealized appreciation of $143,381,908.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$746,227,925	$24,269,154	$0	$770,497,079
Other	0	0	2,900,928	2,900,928
Private placement	0	4,896,328	0	4,896,328
Short-term investments	27,301,320	0	0	27,301,320

	$773,529,245	$29,165,482	$2,900,928	$805,595,655

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of August 1, 2009	$1,559,579
Realized gains or losses	423,460
Change in unrealized gains or losses	1,658,509
Net purchases (sales)	(740,620)
Transfers in and/or out of Level 3	0

Balance as of April 30, 2010	$2,900,928

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$1,487,103

4

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 9.7%
Diversified Consumer Services 0.7%
Weight Watchers International, Inc.	540	$14,348

Hotels, Restaurants & Leisure 1.4%
Wendy’s/Arby’s Group, Inc.	5,042	26,773

Household Durables 2.9%
BLYTH, Inc.	630	36,313
Mohawk Industries, Inc. *	313	19,951

		56,264

Media 2.6%
Washington Post Co., Class B	99	50,209

Specialty Retail 2.1%
American Eagle Outfitters, Inc.	1,039	17,465
Office Depot, Inc. *	3,274	22,460

		39,925

CONSUMER STAPLES 3.8%
Food & Staples Retailing 1.2%
Kroger Co.	995	22,119

Food Products 2.0%
Sara Lee Corp.	2,752	39,134

Household Products 0.6%
Energizer Holdings, Inc. *	184	11,242

ENERGY 6.3%
Energy Equipment & Services 2.2%
ENSCO plc, ADS	306	14,437
Nabors Industries, Ltd. *	1,229	26,510

		40,947

Oil, Gas & Consumable Fuels 4.1%
Cimarex Energy Co.	611	41,597
Comstock Resources, Inc. *	274	8,784
Forest Oil Corp. *	661	19,367
Whiting Petroleum Corp. *	106	9,575

		79,323

FINANCIALS 25.9%
Commercial Banks 10.6%
Associated Banc-Corp.	519	7,541
BOK Financial Corp.	846	46,048
First Citizens Bancshares, Inc., Class A	297	61,182
KeyCorp	4,409	39,769
TCF Financial Corp.	1,329	24,759
UMB Financial Corp.	592	24,935

		204,234

Diversified Financial Services 1.0%
NASDAQ OMX Group, Inc. *	868	18,228

Insurance 11.9%
Assured Guaranty, Ltd.	857	18,468
Brown & Brown, Inc.	3,366	67,791
Everest Re Group, Ltd.	460	35,259
Fidelity National Financial, Inc., Class A	3,756	57,016
White Mountains Insurance Group, Ltd.	144	49,479

		228,013

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	923	$12,276
People’s United Financial, Inc.	2,234	34,694

		46,970

HEALTH CARE 8.0%
Biotechnology 1.9%
Cephalon, Inc. *	343	22,020
Genzyme Corp. *	262	13,949

		35,969

Health Care Providers & Services 1.0%
Omnicare, Inc.	683	18,981

Life Sciences Tools & Services 1.7%
Pharmaceutical Product Development, Inc.	1,213	33,357

Pharmaceuticals 3.4%
Biovail Corp.	1,974	33,558
Endo Pharmaceuticals Holdings, Inc. *	1,062	23,258
Forest Laboratories, Inc. *	339	9,241

		66,057

INDUSTRIALS 8.0%
Commercial Services & Supplies 0.9%
Avery Dennison Corp.	477	18,617

Electrical Equipment 1.5%
GrafTech International, Ltd. *	1,681	28,342

Machinery 1.1%
Mueller Industries, Inc.	700	20,755

Marine 1.6%
Kirby Corp. *	720	30,298

Professional Services 1.3%
Dun & Bradstreet Corp.	126	9,698
Towers Watson & Co., Class A	310	14,880

		24,578

Road & Rail 1.6%
Con-Way, Inc.	824	32,004

INFORMATION TECHNOLOGY 12.9%
Communications Equipment 0.5%
CommScope, Inc. *	298	9,709

Computers & Peripherals 1.5%
Imation Corp. *	2,662	28,856

Electronic Equipment, Instruments & Components 2.0%
Ingram Micro, Inc., Class A *	1,146	20,811
Vishay Intertechnology, Inc. *	1,768	18,405

		39,216

Internet Software & Services 1.9%
IAC/InterActiveCorp. *	1,631	36,567

IT Services 5.3%
Fidelity National Information Services, Inc.	540	14,197
Global Payments, Inc.	1,254	53,684
Hewitt Associates, Inc., Class A *	480	19,675
Total System Services, Inc.	831	13,304

		100,860

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.4%
Intersil Corp., Class A	546	$8,125

Software 1.3%
Electronic Arts, Inc. *	1,252	24,251

MATERIALS 12.2%
Chemicals 0.5%
FMC Corp.	145	9,228

Construction Materials 2.0%
Martin Marietta Materials, Inc.	398	38,160

Containers & Packaging 2.7%
Silgan Holdings, Inc.	864	52,125

Metals & Mining 1.2%
Allegheny Technologies, Inc.	309	16,522
IAMGOLD Corp.	431	7,702

		24,224

Paper & Forest Products 5.8%
International Paper Co.	2,165	57,892
Weyerhaeuser Co.	1,078	53,383

		111,275

UTILITIES 6.6%
Electric Utilities 3.2%
Allete, Inc.	518	18,892
Westar Energy, Inc.	1,832	43,400

		62,292

Gas Utilities 2.0%
Atmos Energy Corp.	1,283	37,951

Multi-Utilities 1.4%
Ameren Corp.	1,047	27,180

Total Common Stocks (cost $1,554,717)		1,796,706

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø
Total Mutual Fund Shares (cost $164,106)	164,106	164,106

Total Investments (cost $1,718,823) 101.9%		1,960,812
Other Assets and Liabilities (1.9%)		(36,143)

Net Assets 100.0%		$1,924,669

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $1,813,156. The gross unrealized appreciation and depreciation on securities based on tax cost was $170,812 and $23,156, respectively, with a net unrealized appreciation of $147,656.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,796,706	$0	$0	$1,796,706
Short-term investments	164,106	0	0	164,106

	$1,960,812	$0	$0	$1,960,812

4

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 14.6%
Leisure Equipment & Products 2.4%
Hasbro, Inc.	18,485	$709,085

Media 1.8%
DreamWorks Animation SKG, Inc., Class A *	12,830	509,223

Multiline Retail 4.1%
Big Lots, Inc. *	16,805	641,951
Family Dollar Stores, Inc.	13,570	536,829

		1,178,780

Specialty Retail 2.2%
Ross Stores, Inc.	11,360	636,160

Textiles, Apparel & Luxury Goods 4.1%
Carter’s, Inc. *	18,510	596,392
Wolverine World Wide, Inc.	18,915	578,988

		1,175,380

CONSUMER STAPLES 1.9%
Personal Products 1.9%
Alberto-Culver Co.	19,325	556,560

ENERGY 5.7%
Energy Equipment & Services 5.7%
Cameron International Corp. *	13,300	524,818
Helmerich & Payne, Inc.	14,345	582,694
Noble Corp.	13,330	526,402

		1,633,914

FINANCIALS 14.9%
Capital Markets 1.7%
Federated Investors, Inc.	19,715	475,526

Commercial Banks 3.7%
Commerce Bancshares, Inc.	13,157	544,963
Cullen/Frost Bankers, Inc.	8,730	518,213

		1,063,176

Diversified Financial Services 1.4%
NASDAQ OMX Group, Inc. *	19,810	416,010

Insurance 5.7%
American Financial Group, Inc.	20,630	607,141
HCC Insurance Holdings, Inc.	19,205	522,184
Platinum Underwriters Holdings, Ltd.	13,695	509,591

		1,638,916

Real Estate Investment Trusts (REITs) 2.4%
Digital Realty Trust, Inc.	11,995	704,106

HEALTH CARE 16.8%
Health Care Equipment & Supplies 1.7%
STERIS Corp.	14,565	484,723

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	24,435	753,820
Laboratory Corporation of America Holdings *	7,195	565,311

		1,319,131

Life Sciences Tools & Services 4.7%
Life Technologies Corp. *	11,575	633,269
Waters Corp. *	9,985	718,820

		1,352,089

1

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.8%
Endo Pharmaceuticals Holdings, Inc. *	20,150	$441,285
Par Pharmaceutical Co., Inc. *	22,135	600,744
Watson Pharmaceuticals, Inc. *	15,015	642,942

		1,684,971

INDUSTRIALS 11.2%
Aerospace & Defense 1.7%
DynCorp International, Inc., Class A *	28,260	486,072

Commercial Services & Supplies 1.1%
Brink’s Co.	12,650	336,870

Electrical Equipment 4.2%
Cooper Industries plc	13,010	638,791
GrafTech International, Ltd. *	33,940	572,228

		1,211,019

Machinery 4.2%
Bucyrus International, Inc.	9,280	584,733
Pall Corp.	15,970	622,670

		1,207,403

INFORMATION TECHNOLOGY 19.5%
Communications Equipment 5.4%
Cogo Group, Inc. *	53,535	376,886
Harris Corp.	10,245	527,413
Tellabs, Inc.	71,480	649,038

		1,553,337

Electronic Equipment, Instruments & Components 4.4%
Amphenol Corp., Class A	13,465	622,218
Vishay Intertechnology, Inc. *	60,420	628,972

		1,251,190

Internet Software & Services 1.4%
ValueClick, Inc. *	40,300	414,284

IT Services 2.2%
Genpact, Ltd. *	36,835	621,775

Software 6.1%
BMC Software, Inc. *	13,455	529,589
Sybase, Inc. *	13,243	574,481
TIBCO Software, Inc. *	58,105	662,397

		1,766,467

MATERIALS 6.7%
Chemicals 6.7%
FMC Corp.	10,980	698,767
H.B. Fuller Co.	23,780	557,641
Olin Corp.	32,230	676,830

		1,933,238

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
CenturyTel, Inc.	16,255	554,458

UTILITIES 5.5%
Gas Utilities 4.0%
Energen Corp.	12,335	602,811
National Fuel Gas Co.	10,440	543,089

		1,145,900

2

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.5%
MDU Resources Group, Inc.	20,570	$436,084

Total Common Stocks (cost $24,903,478)		28,455,847

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø (cost $367,729)	367,729	367,729

Total Investments (cost $25,271,207) 100.0%		28,823,576
Other Assets and Liabilities 0.0%		(881)

Net Assets 100.0%		$28,822,695

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $25,271,207. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,695,020 and $1,142,651, respectively, with a net unrealized appreciation of $3,552,369.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$28,455,847	$0	$0	$28,455,847
Short-term investments	367,729	0	0	367,729

	$28,823,576	$0	$0	$28,823,576

3

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 13.1%
Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	1,585	$111,885

Media 2.1%
Viacom, Inc., Class B *	3,415	120,652

Specialty Retail 6.6%
Gap, Inc.	4,775	118,086
Home Depot, Inc.	3,420	120,555
Ross Stores, Inc.	2,380	133,280

		371,921

Textiles, Apparel & Luxury Goods 2.4%
Nike, Inc., Class B	1,765	133,981

CONSUMER STAPLES 7.7%
Food Products 5.7%
General Mills, Inc.	1,530	108,905
Kellogg Co.	2,120	116,473
Kraft Foods, Inc., Class A	3,270	96,792

		322,170

Household Products 2.0%
Procter & Gamble Co.	1,765	109,712

ENERGY 8.8%
Energy Equipment & Services 1.5%
Noble Corp.	2,140	84,509

Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	1,220	99,357
ConocoPhillips	1,670	98,847
Exxon Mobil Corp.	1,335	90,580
Occidental Petroleum Corp.	1,345	119,247

		408,031

FINANCIALS 15.3%
Capital Markets 5.3%
Ameriprise Financial, Inc.	2,635	122,159
Goldman Sachs Group, Inc.	600	87,120
State Street Corp.	2,065	89,827

		299,106

Commercial Banks 2.0%
PNC Financial Services Group, Inc.	1,700	114,257

Diversified Consumer Services 2.0%
JPMorgan Chase & Co.	2,570	109,431

Insurance 6.0%
ACE, Ltd.	2,145	114,093
PartnerRe, Ltd.	1,440	111,715
Unum Group	4,520	110,604

		336,412

HEALTH CARE 12.2%
Biotechnology 1.5%
Amgen, Inc. *	1,460	83,746

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	1,675	79,093
Covidien plc	2,105	101,019

		180,112

1

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.8%
Cardinal Health, Inc.	3,010	$104,417
McKesson Corp.	1,645	106,612

		211,029

Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	4,240	107,230
Johnson & Johnson	1,580	101,594

		208,824

INDUSTRIALS 10.3%
Aerospace & Defense 2.2%
United Technologies Corp.	1,640	122,918

Industrial Conglomerates 4.0%
3M Co.	1,315	116,601
Tyco International, Ltd.	2,905	112,685

		229,286

Machinery 4.1%
Bucyrus International, Inc.	1,705	107,432
Flowserve Corp.	1,070	122,601

		230,033

INFORMATION TECHNOLOGY 22.8%
Communications Equipment 2.2%
Cisco Systems, Inc. *	4,570	123,024

Computers & Peripherals 4.0%
Hewlett-Packard Co.	2,130	110,696
International Business Machines Corp.	875	112,875

		223,571

Electronic Equipment, Instruments & Components 6.7%
Agilent Technologies, Inc. *	3,605	130,717
AVX Corp.	7,850	121,283
Tyco Electronics, Ltd.	4,005	128,641

		380,641

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	5,025	114,721
Texas Instruments, Inc.	3,975	103,390

		218,111

Software 6.0%
BMC Software, Inc. *	2,695	106,075
CA, Inc.	4,715	107,549
Microsoft Corp.	4,000	122,160

		335,784

MATERIALS 5.6%
Chemicals 4.1%
International Flavors & Fragrances, Inc.	2,210	110,699
Praxair, Inc.	1,400	117,278

		227,977

Containers & Packaging 1.5%
Sealed Air Corp.	4,020	86,430

2

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
CenturyTel, Inc.	3,002	$102,398

Total Common Stocks (cost $5,110,468)		5,485,951

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø (cost $105,913)	105,913	105,913

Total Investments (cost $5,216,381) 99.5%		5,591,864
Other Assets and Liabilities 0.5%		26,341

Net Assets 100.0%		$5,618,205

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $5,243,995. The gross unrealized appreciation and depreciation on securities based on tax cost was $516,015 and $168,146 respectively, with a net unrealized appreciation of $347,869.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$5,485,951	$0	$0	$5,485,951
Short-term investments	105,913	0	0	105,913

	$5,591,864	$0	$0	$5,591,864

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 11.1%
Auto Components 1.7%
Gentex Corp.	1,049,100	$22,545,159

Media 2.6%
Time Warner, Inc.	991,000	32,782,280
Warner Music Group Corp. *	177,700	1,217,245

		33,999,525

Multiline Retail 1.5%
J.C. Penney Co., Inc.	660,000	19,252,200

Specialty Retail 2.8%
Home Depot, Inc.	1,040,000	36,660,000

Textiles, Apparel & Luxury Goods 2.5%
Polo Ralph Lauren Corp.	360,000	32,364,000

CONSUMER STAPLES 15.7%
Beverages 2.3%
Diageo plc, ADR	430,000	29,300,200

Food & Staples Retailing 1.8%
Safeway, Inc.	988,000	23,316,800

Food Products 9.4%
ConAgra Foods, Inc.	1,385,000	33,890,950
H.J. Heinz Co.	626,000	29,340,620
Hershey Co.	670,000	31,496,700
Unilever NV	940,000	28,444,400

		123,172,670

Personal Products 2.2%
L’Oreal Co., ADR ρ	1,400,000	29,092,000

ENERGY 4.8%
Energy Equipment & Services 2.1%
Weatherford International, Ltd. *	1,500,000	27,165,000

Oil, Gas & Consumable Fuels 2.7%
ConocoPhillips	600,000	35,514,000

FINANCIALS 14.6%
Capital Markets 1.4%
Charles Schwab Corp.	950,000	18,325,500

Commercial Banks 8.2%
Banco Santander SA, ADR ρ	1,700,000	20,978,000
East West Bancorp, Inc.	243,470	4,769,577
M&T Bank Corp. ρ	330,000	28,825,500
Mitsubishi UFJ Financial Group, Inc., ADS	4,500,000	23,265,000
Zions Bancorp ρ	1,050,000	30,166,500

		108,004,577

Diversified Financial Services 5.0%
Bank of America Corp.	1,730,000	30,845,900
JPMorgan Chase & Co.	800,000	34,064,000

		64,909,900

HEALTH CARE 6.6%
Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	617,000	29,134,740
Hospira, Inc. *	540,000	29,046,600

		58,181,340

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.1%
Abbott Laboratories	61,860	$3,164,368
Eli Lilly & Co.	700,000	24,479,000

		27,643,368

INDUSTRIALS 9.9%
Aerospace & Defense 5.4%
Boeing Co.	453,000	32,810,790
Northrop Grumman Corp.	550,000	37,306,500

		70,117,290

Machinery 4.5%
Deere & Co.	500,000	29,910,000
SPX Corp.	420,000	29,349,600

		59,259,600

INFORMATION TECHNOLOGY 18.8%
Computers & Peripherals 9.9%
Apple, Inc. *	188,000	49,090,560
EMC Corp. *	2,000,000	38,020,000
International Business Machines Corp.	330,000	42,570,000

		129,680,560

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc., Class A	303,640	5,769,160

Semiconductors & Semiconductor Equipment 2.1%
Texas Instruments, Inc.	1,051,000	27,336,510

Software 6.4%
Adobe Systems, Inc. *	500,000	16,795,000
Intuit, Inc. *	775,000	28,024,000
Oracle Corp.	1,485,000	38,372,400

		83,191,400

MATERIALS 4.7%
Chemicals 4.7%
Air Products & Chemicals, Inc.	386,220	29,653,972
Dow Chemical Co. ρ	1,035,000	31,909,050

		61,563,022

TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
Vodafone Group plc, ADR	1,230,000	27,306,000

UTILITIES 7.0%
Electric Utilities 2.4%
FPL Group, Inc.	585,000	30,449,250

Gas Utilities 2.1%
Questar Corp.	580,000	27,811,000

Multi-Utilities 2.5%
Dominion Resources, Inc.	782,000	32,687,600

Total Common Stocks (cost $1,116,542,845)		1,244,617,631

PRIVATE PLACEMENT 1.1%
Financials 1.1%
East West Bancorp, Inc. + ☐ (cost $6,884,499)	762,113	14,945,036

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 9.9%
MUTUAL FUND SHARES 9.9%
BlackRock Liquidity TempFund, Institutional Class, 0.14% q ρρ	36,480,625	$36,480,625
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	56,722,779	56,722,779
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15 % q ρρ	36,051,613	36,051,613

Total Short-Term Investments (cost $129,255,017)		129,255,017

Total Investments (cost $1,252,682,361) 106.3%		1,388,817,684
Other Assets and Liabilities (6.3%)		(82,197,047)

Net Assets 100.0%		$1,306,620,637

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $1,253,737,627. The gross unrealized appreciation and depreciation on securities based on tax cost was $169,040,242 and $33,960,185, respectively, with a net unrealized appreciation of $135,080,057.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,244,617,631	$0	$0	$1,244,617,631
Private Placement	0	14,945,036	0	14,945,036
Short-term investments	129,255,017	0	0	129,255,017

	$1,373,872,648	$14,945,036	$0	$1,388,817,684

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 16.3%
Auto Components 1.5%
Modine Manufacturing Co. *	45,546	$638,099

Diversified Consumer Services 2.1%
Hillenbrand, Inc.	28,552	701,808
Jackson Hewitt Tax Service, Inc. * ρ	23,386	39,522
Matthews International Corp., Class A	5,608	196,280

		937,610

Hotels, Restaurants & Leisure 3.6%
Denny’s Corp. *	102,823	342,401
DineEquity, Inc. *	3,285	135,112
Ruby Tuesday, Inc. *	16,264	181,994
Wendy’s/Arby’s Group, Inc.	167,708	890,529

		1,550,036

Household Durables 4.1%
Blyth, Inc.	16,796	968,122
Cavco Industries, Inc. *	8,600	336,862
Dixie Group, Inc. * +	22,648	110,975
Furniture Brands International, Inc. *	35,612	294,867
La-Z-Boy, Inc. *	4,888	63,740

		1,774,566

Internet & Catalog Retail 0.1%
HSN, Inc. *	2,052	61,827

Media 1.2%
A. H. Belo Corp., Ser. A *	37,363	317,586
Dex One Corp. *	1,452	44,010
Journal Communications, Inc., Class A *	31,572	179,013

		540,609

Specialty Retail 2.3%
A.C. Moore Arts & Crafts, Inc. *	13,188	53,807
Christopher & Banks Corp.	10,343	101,258
Genesco, Inc. *	19,446	647,357
Men’s Wearhouse, Inc.	6,758	159,692
Zale Corp. * ρ	12,709	41,431

		1,003,545

Textiles, Apparel & Luxury Goods 1.4%
Delta Apparel Co. * +	12,529	210,362
Kenneth Cole Productions, Inc., Class A *	26,928	335,523
Maidenform Brands, Inc. *	3,718	84,845

		630,730

CONSUMER STAPLES 5.2%
Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	22,505	869,368
Winn-Dixie Stores, Inc. *	13,039	164,422

		1,033,790

Food Products 1.2%
American Italian Pasta Co., Class A *	9,762	382,963
Seneca Foods Corp., Class A *	4,452	146,204

		529,167

Household Products 1.0%
Central Garden & Pet Co. *	4,264	47,885
Central Garden & Pet Co., Class A *	6,915	71,432
Spectrum Brands, Inc. *	4,443	131,602
WD-40 Co.	5,648	198,979

		449,898

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.6%
Prestige Brands Holdings, Inc. *	26,149	$254,691

ENERGY 4.0%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	14,079	512,616
Cal Dive International, Inc. *	37,441	245,613
Willbros Group, Inc. *	6,998	87,825

		846,054

Oil, Gas & Consumable Fuels 2.1%
Bill Barrett Corp. *	4,927	167,912
BioFuel Energy Corp. ρ *	32,328	84,699
Comstock Resources, Inc. *	6,792	217,752
Stone Energy Corp. *	14,639	238,616
Whiting Petroleum Corp. *	2,240	202,339

		911,318

FINANCIALS 20.1%
Capital Markets 2.8%
Deerfield Capital Corp. *	10,623	63,738
Investment Technology Group, Inc. *	19,494	338,611
Knight Capital Group, Inc., Class A *	20,706	321,978
Kohlberg Capital Corp.	32,378	182,936
SWS Group Inc.	2,206	24,420
Virtus Investment Partners, Inc. *	1,964	47,588
Westwood Holdings Group, Inc. +	6,216	239,316

		1,218,587

Commercial Banks 10.7%
BancorpSouth, Inc.	11,720	259,481
First Citizens Bancshares, Inc., Class A	9,840	2,027,040
IBERIABANK Corp.	8,215	506,372
Old National Bancorp	18,898	253,422
Southwest Bancorp, Inc.	1,439	21,096
StellarOne Corp.	3,390	50,545
Sterling Bancshares, Inc.	38,693	227,515
Synovus Financial Corp.	58,000	174,580
UMB Financial Corp.	27,103	1,141,578

		4,661,629

Insurance 5.1%
Endurance Specialty Holdings, Ltd.	12,109	446,217
Stewart Information Services Corp. ρ	40,911	465,567
Validus Holdings, Ltd.	29,275	748,562
Willis Group Holdings plc	16,689	574,936

		2,235,282

Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Financial, Inc.	2,488	44,809

Thrifts & Mortgage Finance 1.4%
NewAlliance Bancshares, Inc.	42,453	553,163
Provident New York Bancorp	7,602	78,072

		631,235

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 1.7%
Biotechnology 0.1%
Myriad Genetics, Inc.	2,375	$57,024

Health Care Equipment & Supplies 0.4%
ICU Medical, Inc. *	2,670	95,079
Zoll Medical Corp. *	2,212	67,576

		162,655

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	21,495	196,464
Pharmerica Corp. *	6,562	126,647

		323,111

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	40,683	178,598

INDUSTRIALS 18.2%
Aerospace & Defense 0.9%
American Science & Engineering, Inc.	2,074	155,861
GenCorp, Inc. * ρ	42,057	261,595

		417,456

Building Products 1.6%
Apogee Enterprises, Inc.	2,021	27,769
Builders FirstSource, Inc. *	14,985	57,093
Quanex Building Products Corp.	32,550	618,450

		703,312

Commercial Services & Supplies 3.9%
ACCO Brands Corp. *	62,045	566,471
Courier Corp.	15,312	263,213
Ennis, Inc.	1,574	29,103
Viad Corp.	35,371	827,682

		1,686,469

Electrical Equipment 0.8%
Franklin Electric Co., Inc.	9,563	334,609

Industrial Conglomerates 0.3%
Tredegar Corp.	7,494	127,848

Machinery 6.7%
Commercial Vehicle Group, Inc. *	18,910	177,376
Kadant, Inc. * +	37,254	745,452
Mueller Industries, Inc.	66,772	1,979,790

		2,902,618

Marine 0.2%
Horizon Lines, Inc., Class A	18,443	100,883

Professional Services 2.5%
Heidrick & Struggles International, Inc.	28,993	765,705
Korn/Ferry International *	19,043	308,687

		1,074,392

Road & Rail 1.3%
Arkansas Best Corp.	19,453	592,538

INFORMATION TECHNOLOGY 16.7%
Communications Equipment 1.0%
Aviat Networks, Inc. *	19,325	125,613
CommScope, Inc. *	8,256	268,980
NETGEAR, Inc. *	1,485	40,184

		434,777

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.7%
Adaptec, Inc. *	108,560	$335,450
Electronics for Imaging, Inc. *	14,000	179,900
Imation Corp. *	96,370	1,044,651
Quantum Corp. *	320,305	928,885

		2,488,886

Electronic Equipment, Instruments & Components 3.2%
AVX Corp.	25,601	395,535
Benchmark Electronics, Inc. *	3,747	81,085
Coherent, Inc. *	2,702	101,514
Orbotech, Ltd. *	35,649	431,353
Technitrol, Inc.	69,857	377,228

		1,386,715

IT Services 0.1%
CACI International, Inc., Class A	157	7,474
Euronet Worldwide, Inc. *	4,267	67,973

		75,447

Semiconductors & Semiconductor Equipment 5.3%
ATMI, Inc. *	25,265	458,054
Cabot Microelectronics Corp. *	10,296	394,955
DSP Group, Inc. *	34,484	281,734
Exar Corp. *	54,298	401,262
Lattice Semiconductor Corp. *	94,332	497,130
Standard Microsystems Corp. *	9,311	239,107
Zoran Corp. *	4,928	47,949

		2,320,191

Software 1.4%
ACI Worldwide, Inc. *	10,955	205,844
Lawson Software, Inc. *	14,273	110,758
MicroStrategy, Inc., Class A *	1,303	99,810
S1 Corp. *	31,192	192,455

		608,867

MATERIALS 6.8%
Chemicals 1.5%
A. Schulman, Inc.	11,873	308,817
American Pacific Corp. * +	17,489	106,683
Arch Chemicals, Inc.	6,021	204,774
Innospec, Inc. *	1,962	26,114

		646,388

Construction Materials 0.6%
Eagle Materials, Inc.	8,793	280,233

Metals & Mining 0.7%
Aurizon Mines, Ltd. *	30,787	175,794
Royal Gold, Inc.	2,215	113,363

		289,157

Paper & Forest Products 4.0%
Clearwater Paper Corp. *	4,654	296,367
Glatfelter	27,171	399,142
Neenah Paper, Inc.	37,949	664,107
Schweitzer-Mauduit International, Inc.	7,017	399,408

		1,759,024

4

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Alaska Communications Systems Group, Inc.	9,007	$77,100
Cincinnati Bell, Inc. *	15,955	53,768

		130,868

UTILITIES 5.5%
Electric Utilities 5.5%
Allete, Inc.	38,348	1,398,552
Cleco Corp.	5,390	147,686
El Paso Electric Co. *	28,329	601,991
MGE Energy, Inc.	3,409	125,315
Portland General Electric Co.	5,569	110,712

		2,384,256

Total Common Stocks (cost $28,494,238)		41,419,804

EXCHANGE TRADED FUND 0.1%
iShares Russell 2000 Value Index Fund (cost $64,372)	962	65,599

SHORT-TERM INVESTMENTS 7.8%
MUTUAL FUND SHARES 7.8%
BlackRock Liquidity TempFund, Institutional Class, 0.14% ρρ q	366,188	366,188
Evergreen Institutional Money Market Fund, Class I, 0.02% ρρ q ø	2,662,090	2,662,090
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% ρρ q	361,901	361,901

Total Short-Term Investments (cost $3,390,179)		3,390,179

Total Investments (cost $31,948,789) 102.7%		44,875,582
Other Assets and Liabilities (2.7%)		(1,196,157)

Net Assets 100.0%		$43,679,425

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $32,199,333. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,045,402 and $369,153, respectively, with a net unrealized appreciation of $12,676,249.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$41,419,804	$0	$0	$41,419,804
Exchange traded funds	65,599	0	0	65,599
Short-term investments	3,390,179	0	0	3,390,179

	$44,875,582	$0	$0	$44,875,582

6

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 16.5%
Auto Components 1.5%
Modine Manufacturing Co. *	1,031,420	$14,450,194

Diversified Consumer Services 2.2%
Hillenbrand, Inc.	648,277	15,934,649
Jackson Hewitt Tax Service, Inc. * ρ	530,500	896,545
Matthews International Corp., Class A	126,200	4,417,000

		21,248,194

Hotels, Restaurants & Leisure 3.6%
Denny’s Corp. *	2,327,400	7,750,242
DineEquity, Inc. ρ *	73,498	3,022,973
Ruby Tuesday, Inc. * ρ	368,358	4,121,926
Wendy’s/Arby’s Group, Inc.	3,812,492	20,244,332

		35,139,473

Household Durables 4.2%
Blyth, Inc.	380,723	21,944,874
Cavco Industries, Inc. *	194,412	7,615,118
Dixie Group, Inc. * +	652,747	3,198,460
Furniture Brands International, Inc. *	806,100	6,674,508
La-Z-Boy, Inc. *	110,500	1,440,920

		40,873,880

Internet & Catalog Retail 0.1%
HSN, Inc. *	46,492	1,400,804

Media 1.2%
A. H. Belo Corp., Ser. A *	851,156	7,234,826
Dex One Corp. *	32,800	994,168
Journal Communications, Inc., Class A *	714,714	4,052,429

		12,281,423

Specialty Retail 2.3%
A.C. Moore Arts & Crafts, Inc. *	308,700	1,259,496
Christopher & Banks Corp.	233,302	2,284,027
Genesco, Inc. *	440,922	14,678,293
Men’s Wearhouse, Inc.	154,000	3,639,020
Zale Corp. *	289,393	943,421

		22,804,257

Textiles, Apparel & Luxury Goods 1.4%
Delta Apparel Co. * +	236,810	3,976,040
Kenneth Cole Productions, Inc., Class A *	611,131	7,614,692
Maidenform Brands, Inc. *	84,100	1,919,162

		13,509,894

CONSUMER STAPLES 5.3%
Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	509,599	19,685,809
Winn-Dixie Stores, Inc. *	296,100	3,733,821

		23,419,630

Food Products 1.2%
American Italian Pasta Co., Class A *	221,637	8,694,820
Seneca Foods Corp., Class A *	102,400	3,362,816

		12,057,636

Household Products 1.1%
Central Garden & Pet Co. *	96,700	1,085,941
Central Garden & Pet Co., Class A *	156,924	1,621,025
Spectrum Brands, Inc. *	103,000	3,050,860
WD-40 Co.	127,736	4,500,139

		10,257,965

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.6%
Prestige Brands Holdings, Inc. *	600,126	$5,845,227

ENERGY 4.1%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. * ρ	319,172	11,621,053
Cal Dive International, Inc. *	847,500	5,559,600
Willbros Group, Inc. *	159,600	2,002,980

		19,183,633

Oil, Gas & Consumable Fuels 2.1%
Bill Barrett Corp. *	111,400	3,796,512
BioFuel Energy Corp. * ρ	734,130	1,923,420
Comstock Resources, Inc. *	153,600	4,924,416
Stone Energy Corp. *	331,139	5,397,566
Whiting Petroleum Corp. * ρ	50,981	4,605,114

		20,647,028

FINANCIALS 20.3%
Capital Markets 2.8%
Deerfield Capital Corp. *	242,962	1,457,772
Investment Technology Group, Inc. *	442,158	7,680,284
Knight Capital Group, Inc., Class A * ρ	468,994	7,292,857
Kohlberg Capital Corp.	751,490	4,245,919
SWS Group, Inc.	49,900	552,393
Virtus Investment Partners, Inc. *	44,457	1,077,193
Westwood Holdings Group, Inc. +	141,420	5,444,670

		27,751,088

Commercial Banks 10.8%
BancorpSouth, Inc. ρ	264,773	5,862,074
First Citizens Bancshares, Inc., Class A	224,206	46,186,436
IBERIABANK Corp.	185,622	11,441,740
Old National Bancorp	428,400	5,744,844
Southwest Bancorp, Inc.	32,650	478,649
StellarOne Corp.	71,483	1,065,812
Sterling Bancshares, Inc.	882,800	5,190,864
Synovus Financial Corp. ρ	1,314,400	3,956,344
UMB Financial Corp.	615,739	25,934,927

		105,861,690

Insurance 5.1%
Endurance Specialty Holdings, Ltd.	273,822	10,090,341
Stewart Information Services Corp. ρ	923,107	10,504,958
Validus Holdings, Ltd.	663,863	16,974,977
Willis Group Holdings plc	380,477	13,107,432

		50,677,708

Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Financial, Inc.	50,900	916,709

Thrifts & Mortgage Finance 1.5%
NewAlliance Bancshares, Inc. ρ	965,114	12,575,435
Provident New York Bancorp	170,400	1,750,008

		14,325,443

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 1.6%
Biotechnology 0.1%
Myriad Genetics, Inc.	53,800	$1,291,738

Health Care Equipment & Supplies 0.4%
ICU Medical, Inc. *	60,400	2,150,844
Zoll Medical Corp. *	50,200	1,533,610

		3,684,454

Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	486,149	4,443,402
Pharmerica Corp. *	140,700	2,715,510

		7,158,912

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	921,510	4,045,429

INDUSTRIALS 18.4%
Aerospace & Defense 1.0%
American Science & Engineering, Inc.	46,800	3,517,020
GenCorp, Inc. *	958,040	5,959,009

		9,476,029

Building Products 1.6%
Apogee Enterprises, Inc.	45,700	627,918
Builders FirstSource, Inc. * ρ	339,100	1,291,971
Quanex Building Products Corp.	739,358	14,047,802

		15,967,691

Commercial Services & Supplies 3.9%
ACCO Brands Corp. *	1,414,098	12,910,715
Courier Corp.	373,361	6,418,075
Ennis, Inc.	34,900	645,301
Viad Corp.	800,190	18,724,446

		38,698,537

Electrical Equipment 0.8%
Franklin Electric Co., Inc.	215,928	7,555,321

Industrial Conglomerates 0.3%
Tredegar Corp.	169,200	2,886,552

Machinery 6.7%
Commercial Vehicle Group, Inc. *	432,500	4,056,850
Kadant, Inc. * +	867,545	17,359,575
Mueller Industries, Inc.	1,517,457	44,992,600

		66,409,025

Marine 0.2%
Horizon Lines, Inc., Class A	419,200	2,293,024

Professional Services 2.5%
Heidrick & Struggles International, Inc.	655,219	17,304,334
Korn/Ferry International *	431,599	6,996,220

		24,300,554

Road & Rail 1.4%
Arkansas Best Corp. ρ	439,985	13,401,943

INFORMATION TECHNOLOGY 16.9%
Communications Equipment 1.0%
Aviat Networks, Inc. *	438,200	2,848,300
CommScope, Inc. *	186,700	6,082,686
NETGEAR, Inc. *	31,975	865,243

		9,796,229

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.7%
Adaptec, Inc. *	2,492,217	$7,700,950
Electronics for Imaging, Inc. *	316,583	4,068,092
Imation Corp. *	2,189,384	23,732,923
Quantum Corp. *	7,260,291	21,054,844

		56,556,809

Electronic Equipment, Instruments & Components 3.2%
AVX Corp.	584,547	9,031,251
Benchmark Electronics, Inc. *	85,313	1,846,173
Coherent, Inc. *	61,309	2,303,379
Orbotech, Ltd. *	815,094	9,862,638
Technitrol, Inc. ρ	1,581,100	8,537,940

		31,581,381

IT Services 0.2%
CACI International, Inc., Class A	3,500	166,605
Euronet Worldwide, Inc. *	96,500	1,537,245

		1,703,850

Semiconductors & Semiconductor Equipment 5.4%
ATMI, Inc. *	577,397	10,468,208
Cabot Microelectronics Corp. *	233,936	8,973,785
DSP Group, Inc. *	782,180	6,390,411
Exar Corp. * ρ	1,229,365	9,085,007
Lattice Semiconductor Corp. *	2,138,661	11,270,743
Standard Microsystems Corp. *	211,112	5,421,356
Zoran Corp. *	112,400	1,093,652

		52,703,162

Software 1.4%
ACI Worldwide, Inc. *	248,200	4,663,678
Lawson Software, Inc. *	323,700	2,511,912
MicroStrategy, Inc., Class A *	29,500	2,259,700
S1 Corp. *	706,900	4,361,573

		13,796,863

MATERIALS 6.8%
Chemicals 1.5%
A. Schulman, Inc.	269,278	7,003,921
American Pacific Corp. * +	370,544	2,260,318
Arch Chemicals, Inc.	136,621	4,646,480
Innospec, Inc. *	45,073	599,922

		14,510,641

Construction Materials 0.6%
Eagle Materials, Inc.	198,200	6,316,634

Metals & Mining 0.7%
Aurizon Mines, Ltd. *	701,400	4,004,994
Royal Gold, Inc.	50,100	2,564,118

		6,569,112

Paper & Forest Products 4.0%
Clearwater Paper Corp. *	105,193	6,698,690
Glatfelter	611,909	8,988,943
Neenah Paper, Inc.	859,382	15,039,185
Schweitzer-Mauduit International, Inc.	158,691	9,032,692

		39,759,510

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Alaska Communications Systems Group, Inc.	205,600	$1,759,936
Cincinnati Bell, Inc. *	361,400	1,217,918

		2,977,854

UTILITIES 5.5%
Electric Utilities 5.5%
Allete, Inc.	866,082	31,586,010
Cleco Corp.	122,300	3,351,020
El Paso Electric Co. *	644,548	13,696,645
MGE Energy, Inc.	77,000	2,830,520
Portland General Electric Co.	126,051	2,505,894

		53,970,089

Total Common Stocks (cost $932,589,626)		940,063,219

EXCHANGE TRADED FUND 0.2%
iShares Russell 2000 Value Index Fund ρ (cost $1,457,137)	21,776	1,484,906

	Principal Amount	Value

PRIVATE PLACEMENT 0.4%
OTHER 0.4%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes + ☐ ρρ (cost $4,614,714)	$10,776,107	4,351,392

	Shares	Value

SHORT-TERM INVESTMENTS 9.5%
MUTUAL FUND SHARES 9.5%
BlackRock Liquidity TempFund, Institutional Class, 0.14% q ρρ	16,353,274	16,353,274
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	61,035,240	61,035,240
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	16,160,959	16,160,959

Total Short-Term Investments (cost $93,549,473)		93,549,473

Total Investments (cost $1,032,210,950) 105.8%		1,039,448,990
Other Assets and Liabilities (5.8%)		(56,815,618)

Net Assets 100.0%		$982,633,372

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $1,052,059,110. The gross unrealized appreciation and depreciation on securities based on tax cost was $161,537,063 and $174,147,183, respectively, with a net unrealized depreciation of $12,610,120.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period from August 1, 2009 to April 30, 2010, the Fund entered into futures contracts for hedging purposes.

As of April 30, 2010, the Fund did not have any open futures contracts but had an average contract amount of $1,708,190 in futures contracts during the period from August 1, 2009 to April 30, 2010.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$940,063,219	$0	$0	$940,063,219
Exchange traded funds	1,484,906			1,484,906
Other	0	0	4,351,392	4,351,392
Short-term investments	93,549,473		0	93,549,473

	$1,035,097,598	$0	$4,351,392	$1,039,448,990

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of July 31, 2009	$2,339,369
Realized gains or losses	635,190
Change in unrealized gains or losses	2,487,762
Net purchases (sales)	(1,110,929)
Transfers in and/or out of Level 3	0

Balance as of April 30, 2010	$4,351,392

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$2,230,654

6

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 28, 2010